Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

17	Assets pledged, collateral received and assets transferred
Assets pledged[1]

Financial assets pledged as collateral
	2024	2023
	$m	$m
Treasury bills and other eligible securities	17,713	20,504
Loans and advances to banks	14,880	13,636
Loans and advances to customers	24,524	27,490
Debt securities	91,975	88,367
Equity securities	51,642	40,280
Other	63,386	61,223
Assets pledged at 31 Dec	264,120	251,500
The value of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary for collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.
Hong Kong currency notes in circulation are secured by the deposit of funds in respect of which the Hong Kong Government certificates of indebtedness are held.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2024	2023
	$m	$m
Trading assets	84,863	77,847
Financial investments	47,248	39,324
At 31 Dec	132,111	117,171
Collateral received[1]
The fair value of assets accepted as collateral relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining that HSBC is permitted to sell or repledge in the absence of default was $515,267m (2023: $495,653m).
The fair value of any such collateral sold or repledged was $293,460m (2023: $284,108m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred[1]
The assets pledged include transfers to third parties that do not qualify for derecognition, including secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full while a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet.
Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	$m	$m
At 31 Dec 2024
Repurchase agreements	83,585	75,625
Securities lending agreements	58,232	4,361

At 31 Dec 2023
Repurchase agreements	81,486	74,517
Securities lending agreements	46,663	3,826
1Excludes assets classified as held for sale